Impact of Deutsche Banks Transformation	12 Months Ended
Dec. 31, 2021
Impact of Deutsche Banks Transformation [Abstract]
Impact of Deutsche Banks Transformation [text block]
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Impact of Deutsche Bank’s transformation
The information presented in this Note refers to a number of transformational measures relating to the Group’s businesses and its organization Deutsche Bank announced on July 7, 2019. The immediate and secondary impacts that these measures had on the Group’s operating results and financial position are disclosed below.
Impairment and amortization of Self-developed software and other related impacts
In line with the transformation announcement, the Group reviewed current platform software and software under construction assigned to businesses subject to the transformation strategy. Accordingly, the reassessment of the respective recoverable amounts led to an impairment of self-developed software of € 131 million and € 36 million for the financial year ended December 31, 2021 and 2020, respectively. Most of the software impairment of € 131 million is related to the implementation of cloud computing.
In addition, the Group recorded amortization on software and other related impacts subject to the transformation strategy of € 451 million and € 178 million for the financial year ended December 31, 2021 and 2020, respectively. The amortization on software and other related impacts of € 451 million include € 350 million that is related to the settlement in September 2021 of an IT service contract. The impairment write-down as well as the software amortization are included within the general and administrative expenses of the Group’s results in 2021 and 2020, respectively.
Impairment of Right of Use assets and other related impacts
The Group recognized impairments, accelerated or higher depreciation of Right-of-Use (RoU) assets, asset write downs and accelerated depreciation on leasehold improvements and furniture, onerous contracts provisions for non-lease costs, depreciation of capitalized reinstatement costs and other one-time relocation costs of € 269 million and € 201 million for the financial year ended December 31, 2021 and 2020, respectively. Certain of these costs related to incremental or accelerated decisions are driven by the changes in our expected operations due to the COVID-19 pandemic.
Deferred tax asset valuation adjustments
Each quarter, the Group re-evaluates its estimate related to deferred tax assets, including its assumptions about future profitability. In connection with the transformation the Group adjusted the estimate related to deferred tax assets in affected jurisdictions, such as the UK and the U.S., and recognized € 0 million and € 37 million of valuation adjustments for the financial year ended December 31, 2021 and 2020, respectively.
Restructuring & severance charges
Starting with the announcement of the transformation of Deutsche Bank on July 7, 2019, we designated all restructuring expenses as related to the transformation announcement and the subsequent business re-organization and perimeter changes resulting in € 261 million and € 485 million restructuring expenses for the Group for the financial year ended December 31, 2021 and 2020, respectively. These charges are comprised of termination benefits, additional expenses covering the acceleration of deferred compensation awards not yet amortized due to the discontinuation of employment and contract termination costs related to real estate. 1,362 and 1,447 full-time equivalent employees (FTE) were impacted by the re-organization and changes during the financial year 2021 and 2020, respectively.
In addition to these restructuring expenses, € 209 million and € 203 million of severance related to the transformation announcement were recorded for the financial year ended December 31, 2021 and 2020, respectively.
Other transformation related expenses
As a result of the strategic transformation, the Group recognized other transformation related expenses including expenses for Audit, Accounting & Tax, consulting fees and IT consulting fees of € 152 million and € 75 million for the financial year ended December 31, 2021 and 2020, respectively.